Cash and cash equivalents - Short-Term Investments, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 340,800	$ 1,026,146
Legg Mason - Western Asset Institutional cash reserves
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	312,924	590,661
JP Morgan US dollar Liquidity Fund Institutional
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	22,845	435,485
Banco Crédito e Inversiones
Disclosures Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 5,031	$ 0